Summary of Lease Liability (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Current portion of operating lease liability	$ 4,312	$ 6,732	$ 12,116
Long-term portion of operating lease liability	7,413	8,592	27,693
Lease liability	$ 11,725	$ 15,324	$ 39,809